Condensed Statement of Stockholders' (Deficit) Equity - USD ($) $ in Thousands	Common Stock Par value $0.0001	Additional Paid-in Capital	Accumulated Deficit	Series A Convertible Preferred Stock	Series B Convertible Preferred Stock	Total
Balance at Dec. 31, 2016		$ 41	$ (454)			$ (413)
Balance (in shares) at Dec. 31, 2016	4,972,373
Increase (Decrease) in Stockholders' Equity
Issuance of common stock in exchange for license		486				486
Issuance of common stock in exchange for license (in shares)	486,077
Issuance of common stock warrants in connection with the issuance of convertible preferred stock		216				216
Stock-based compensation expense		32				32
Net loss			(4,282)			(4,282)
Balance at Dec. 31, 2017		775	(4,736)	$ 6,254		(3,961)
Balance (in shares) at Dec. 31, 2017	5,458,450			3,093,898
Increase (Decrease) in Stockholders' Equity
Stock-based compensation expense		26
Net loss			(2,335)			(2,335)
Balance at Mar. 31, 2018		801	(7,071)			(6,296)
Balance (in shares) at Mar. 31, 2018	5,458,450
Balance at Dec. 31, 2017		775	(4,736)	$ 6,254		(3,961)
Balance (in shares) at Dec. 31, 2017	5,458,450			3,093,898
Increase (Decrease) in Stockholders' Equity
Net loss						(9,802)
Balance at Sep. 30, 2018		992	(14,537)			(13,571)
Balance (in shares) at Sep. 30, 2018	5,504,360
Balance at Dec. 31, 2017		775	(4,736)	$ 6,254		(3,961)
Balance (in shares) at Dec. 31, 2017	5,458,450			3,093,898
Increase (Decrease) in Stockholders' Equity
Issuance of convertible preferred stock on extinguishment of convertible promissory notes		101				101
Issuance of common stock warrants in connection with the issuance of convertible promissory notes		242				242
Issuance of common stock warrants in connection with the issuance of convertible preferred stock		228				228
Exercise of options for common stock issued under Equity Incentive Plan		47				$ 47
Exercise of options for common stock issued under Equity Incentive Plan (in shares)	55,081					55,081
Stock-based compensation expense		272				$ 272
Net loss			(16,521)			(16,521)
Balance at Dec. 31, 2018		1,665	(21,257)	$ 6,254	$ 29,156	(19,592)
Balance (in shares) at Dec. 31, 2018	5,513,531			3,093,898	4,001,848
Balance at Mar. 31, 2018		801	(7,071)			(6,296)
Balance (in shares) at Mar. 31, 2018	5,458,450
Increase (Decrease) in Stockholders' Equity
Exercise of options for common stock issued under Equity Incentive Plan		9				9
Exercise of options for common stock issued under Equity Incentive Plan (in shares)	9,171
Stock-based compensation expense		76				76
Net loss			(3,185)			(3,185)
Balance at Jun. 30, 2018		886	(10,256)			(9,396)
Balance (in shares) at Jun. 30, 2018	5,467,621
Increase (Decrease) in Stockholders' Equity
Exercise of options for common stock issued under Equity Incentive Plan		28				28
Exercise of options for common stock issued under Equity Incentive Plan (in shares)	36,739
Stock-based compensation expense		78				78
Net loss			(4,281)			(4,281)
Balance at Sep. 30, 2018		992	(14,537)			(13,571)
Balance (in shares) at Sep. 30, 2018	5,504,360
Balance at Dec. 31, 2018		1,665	(21,257)	$ 6,254	$ 29,156	(19,592)
Balance (in shares) at Dec. 31, 2018	5,513,531			3,093,898	4,001,848
Increase (Decrease) in Stockholders' Equity
Issuance of common stock warrants in connection with the issuance of Series B convertible preferred stock		80				80
Stock-based compensation expense		325				325
Net loss			(8,730)			(8,730)
Balance at Mar. 31, 2019		2,070	(29,987)			(27,917)
Balance (in shares) at Mar. 31, 2019	5,513,531
Balance at Dec. 31, 2018		1,665	(21,257)	$ 6,254	$ 29,156	$ (19,592)
Balance (in shares) at Dec. 31, 2018	5,513,531			3,093,898	4,001,848
Increase (Decrease) in Stockholders' Equity
Exercise of options for common stock issued under Equity Incentive Plan (in shares)						81,988
Net loss						$ (27,880)
Balance at Sep. 30, 2019	$ 1	79,872	(49,137)			30,747
Balance (in shares) at Sep. 30, 2019	17,134,190
Balance at Mar. 31, 2019		2,070	(29,987)			(27,917)
Balance (in shares) at Mar. 31, 2019	5,513,531
Increase (Decrease) in Stockholders' Equity
Stock-based compensation expense		3,279				3,279
Net loss			(8,437)			(8,437)
Balance at Jun. 30, 2019	$ 1	78,427	(38,424)			40,004
Balance (in shares) at Jun. 30, 2019	17,052,202
Increase (Decrease) in Stockholders' Equity
Exercise of options for common stock issued under Equity Incentive Plan		226				226
Exercise of options for common stock issued under Equity Incentive Plan (in shares)	81,988
Stock-based compensation expense		1,219				1,219
Net loss			(10,713)			(10,713)
Balance at Sep. 30, 2019	$ 1	$ 79,872	$ (49,137)			$ 30,747
Balance (in shares) at Sep. 30, 2019	17,134,190